Income Tax - Schedule of income before income tax domestic and foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (125,797)	$ (39,637)
Foreign	(77)	(13)
Loss before income taxes	$ (125,874)	$ (39,650)